ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES
 ACQUISITION OF BUSINESSES

a)	Acquisition of Brazilian regulated gas transmission business
On April 4, 2017, Brookfield Infrastructure, alongside institutional partners and a Brookfield-sponsored infrastructure fund (the “consortium”), acquired an effective 28% interest in Nova Transportadora do Sudeste S.A. (“NTS”), a Brazilian regulated gas transmission business, for total consideration by Brookfield Infrastructure of approximately $1.6 billion (consortium total of $5.1 billion). Brookfield Infrastructure’s consideration consists of $1.3 billion in cash (consortium total of $4.2 billion) and deferred consideration of $0.3 billion (consortium total of $0.9 billion) payable five years from the close of the transaction. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective April 4, 2017. Acquisition costs of $8 million were recorded as Other expenses within the Consolidated Statements of Operating Results.
Consideration transferred

US$ MILLIONS
Cash	$1,306
Consideration payable(1)	262
Total Consideration	$1,568

Fair value of assets and liabilities acquired as of April 4, 2017:

US$ MILLIONS
Cash and cash equivalents	$89
Accounts receivable and other	317
Intangible assets(2)	5,515
Goodwill	804
Accounts payable and other liabilities	(202)
Deferred income tax liabilities	(946)
Net assets acquired before non-controlling interest	5,577
Non-controlling interest(3)	(4,009)
Net assets acquired	1,568

(1)
The deferred consideration is payable on the fifth anniversary of the date of acquisition and has therefore been initially recorded at fair value within non-current financial liabilities on the consolidated statements of financial position. The deferred consideration is denominated in U.S. dollars and accrues interest at 3.35% compounded annually. The financial liability will be subsequently measured at amortized cost.

(2)	Represents authorizations that expire between 2039 and 2041.

(3)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Upon acquisition of an interest in NTS, an additional deferred tax liability of $893 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business, partially offset by the recognition of non-controlling interest at fair value, gave rise to goodwill of $804 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2017, the Brazilian regulated gas transmission business contributed revenues of $938 million and net income of $495 million.

b)	Individually insignificant business combinations
The following table summarizes the purchase price allocation of individually insignificant business combinations that have been completed during the twelve-month periods ended December 31, 2017.

US$ MILLIONS
Cash	$9
Consideration payable	18
Total consideration	$27

Fair value of assets and liabilities acquired (provisional):

US$ MILLIONS
Accounts receivable and other	$28
Goodwill	11
Property, plant and equipment	100
Deferred income tax and other liabilities	(31)
Non-recourse borrowings	(30)
Net assets acquired before non-controlling interest	78
Non-controlling interest(1)	(51)
Net assets acquired	$27

(1)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
For the year ended December 31, 2017, the individually insignificant business combinations contributed revenues of $24 million and net income of $4 million.

c)	Acquisition of Australian ports business
On August 18, 2016, Brookfield Infrastructure, alongside institutional partners and a Brookfield-sponsored infrastructure fund, and Qube Holdings Limited, along with its respective institutional partners, acquired certain assets from Asciano Limited. As part of this transaction Brookfield Infrastructure tendered its 20% interest in Asciano acquired in the fourth quarter of 2015. As a result of tendering its interest in Asciano Limited, a gain of $123 million was recorded in Other income on the Consolidated Statements of Operating Results during the third quarter of 2016, representing the reclassification of available for sale mark-to-market gains of $44 million and foreign exchange gains of $79 million to net income from accumulated other comprehensive income.
Concurrently, Brookfield Infrastructure acquired an effective 27% interest in Linx Cargo Care, alongside other members of the Brookfield Consortium, through a Brookfield-sponsored infrastructure fund for total consideration of $145 million, comprising of $13 million in cash and a portion of our partnership’s previously existing interest in shares of Asciano Limited with an acquisition date fair value of $132 million (Brookfield Consortium total consideration of $63 million cash and $442 million in fair value of shares, funded through our partnership). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective August 18, 2016. Acquisition costs of $17 million were recorded as Other expenses within the Consolidated Statements of Operating Results in 2016.
Consideration transferred

US$ MILLIONS
Cash	$13
Common shares of Asciano Limited	132
Total consideration	$145
Fair value of assets and liabilities acquired as of August 18, 2016

US$ MILLIONS
Cash and cash equivalents	$12
Accounts receivable and other	233
Assets classified as held for sale(1)	115
Property, plant and equipment	225
Intangible assets	69
Goodwill	199
Liabilities directly associated with assets classified as held for sale(1)	(58)
Deferred income tax and other liabilities	(109)
Non-recourse borrowings	(181)
Net assets acquired before non-controlling interest	505
Non-controlling interest(2)	(360)
Net assets acquired	$145

(1)
$115 million of equity accounted investments and $58 million of non-recourse borrowings relate to a non-core business acquired as part of the acquisition of the Australian ports business which was sold in the fourth quarter of 2016. The net proceeds recorded approximated the carrying value of the business and therefore no gain or loss on disposition was recorded.

(2)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The additional goodwill recorded on acquisition primarily represents expected growth arising from the business’ position as an incumbent in a fragmented bulk port services industry. None of the goodwill recognized is expected to be deductible for income tax purposes. The recoverable amount of the goodwill has been determined based on the fair value less cost of disposal of the cash-generating unit using a discounted cash flow model whereby the fair value measurement is classified under level 3 on the fair value hierarchy. The key inputs in determining fair value under the discounted cash flow model are the utilization of a discount rate of 15%, a terminal value multiple of 8.9x and a discrete cash flow period of 10 years. The carrying amount of the cash-generating unit was determined to not exceed its recoverable amount.

d)	Acquisition of North American gas storage business
On July 19, 2016, Brookfield Infrastructure expanded its gas storage business as it acquired an effective 40% interest in Rockpoint Gas Storage (“Rockpoint”) for consideration of $227 million through a Brookfield-sponsored infrastructure fund. The consideration is comprised of $141 million of Rockpoint senior notes currently owned by Brookfield Infrastructure, $19 million of a working capital credit facility provided to Rockpoint by Brookfield Infrastructure prior to the acquisition date, and cash of $67 million (1). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective July 19, 2016. Acquisition costs of $11 million were recorded as Other expenses within the Consolidated Statement of Operating Results in 2016.
Consideration transferred

US$ MILLIONS
Cash	$67
Senior notes(2)	141
Working capital credit facility	19
Total consideration	$227

(1)	The total consideration through the Brookfield-sponsored partnership includes $170 million cash, $357 million in fair value of the Senior notes and $48 million of a working capital facility.

(2)
On the date of acquisition of the North American gas storage operation Brookfield Infrastructure held a pre-existing interest in the Senior notes of $117 million, representing the original cost of $104 million and $13 million of income recorded as Other income on the Consolidated Statement of Operating Results in prior periods. On the acquisition date, Brookfield Infrastructure recorded an additional $24 million of Other income on the Consolidated Statement of Operating Results associated with the recycling of accumulated mark-to-market gains on revaluation of the Senior notes, which was equivalent to fair value.

Fair value of assets and liabilities acquired as of July 19, 2016

US$ MILLIONS
Cash and cash equivalents	$15
Accounts receivable and other	99
Inventory	39
Property, plant and equipment	825
Goodwill	82
Deferred income tax and other liabilities	(148)
Non-recourse borrowings	(337)
Net assets acquired before non-controlling interest	575
Non-controlling interest(1)	(348)
Net assets acquired	$227

(1)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure and was measured at fair value on the acquisition date.
Upon acquisition of the North American gas storage business by Brookfield Infrastructure, a deferred tax liability of $82 million was recorded. The deferred income tax liability arose because tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $82 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes.

e)	Acquisition of Peruvian toll road business
On June 28, 2016, Brookfield Infrastructure expanded its toll road business to Peru as it acquired an effective 17% interest in Rutas de Lima S.A.C. (“Rutas”), through a Brookfield-sponsored infrastructure fund, for total consideration of $127 million, comprised of $118 million of cash (fund total of $400 million funded through our partnership) and an amount payable of $9 million (fund total of $30 million). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective June 28, 2016. Acquisition costs of less than $1 million were recorded as Other expenses within the Consolidated Statement of Operating Results in 2016.
Consideration transferred

US$ MILLIONS
Cash	$118
Consideration payable(1)	9
Total consideration	$127
Fair value of assets and liabilities acquired as of June 28, 2016

US$ MILLIONS
Cash and cash equivalents(2)	$115
Accounts receivable and other	121
Property, plant and equipment	6
Intangible assets(3)	973
Goodwill	139
Deferred income tax and other liabilities	(160)
Non-recourse borrowings	(441)
Net assets acquired before non-controlling interest	753
Non-controlling interest(4)	(626)
Net assets acquired	$127

(1)
The purchase price is payable in a series of four payments, one on the date of acquisition as well as three equal payments made 18 months, 27 months and 36 months subsequent to this date and consequently an amount payable of $9 million is recorded as a financial liability within the consolidated statements of financial position as at December 31, 2016.

(2)	Includes $114 million of restricted cash primarily related to toll road construction obligations.

(3)
Represents a 30 year Peruvian toll road service concession agreement expiring in January 2043. The agreement obligates Rutas to maintain the toll roads to an acceptable standard in exchange for the ability to charge regulated tariffs to the users of the toll road.

(4)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Upon acquisition of the Peruvian toll road business by Brookfield Infrastructure, a deferred tax liability of $139 million was recorded. The deferred income tax liability arose because tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $139 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes.

f)	Acquisition of Indian toll road business
On March 1, 2016, Brookfield Infrastructure expanded its toll road operations through the acquisition of a 40% effective interest in an Indian toll road business (BIF India Holdings Pte Ltd) from Gammon Infrastructure Projects Limited for consideration of $42 million through a Brookfield-sponsored infrastructure fund. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective March 1, 2016. Acquisition costs of $2 million were recorded as Other expenses within the Consolidated Statement of Operating Results in 2016.
Consideration transferred

US$ MILLIONS
Cash	$42
Total consideration	$42

Fair value of assets and liabilities acquired as of March 1, 2016

US$ MILLIONS
Accounts receivable and other	$38
Property, plant and equipment	7
Financial assets	142
Intangible assets	147
Deferred income tax assets	10
Accounts payable and other	(38)
Non-recourse borrowings	(202)
Net assets acquired before non-controlling interest	104
Non-controlling interest(1)	(62)
Net assets acquired	$42

(1)
Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date which is equal to the consideration paid by the non-controlling interest.

Upon acquisition of the Indian toll road business by Brookfield Infrastructure, a deferred tax asset of $10 million was recorded. The deferred tax assets relate to tax losses and are recognized based on management’s best estimate that it is probable that there will be sufficient taxable income against which to utilize the benefits of these tax losses.

g)	Supplemental information
Had the acquisitions of the Brazilian regulated gas transmission business and individually insignificant business combinations been effective January 1, 2017, the revenue and net income of Brookfield Infrastructure would have been $3,911 million (unaudited) and $751 million (unaudited), respectively, for the year ended December 31, 2017.
In determining the pro-forma revenue and net income attributable to our partnership, management has:

•
Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;

•	Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.